/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending ,  February 29, 2000

MFS Intermediate Income Trust
Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
2/3/00       Shares of        100,000         6.3125           7.09    Paine
             Beneficial                                                Webber
             Interest
2/7/00       Shares of        100,000         6.3125           7.05    Paine
             Beneficial                                                Webber
             Interest
2/8/00       Shares of        16,600          6.3125           7.07    Paine
             Beneficial                                                Webber
             Interest
2/11/00      Shares of        100,000         6.25             7.01    Paine
             Beneficial                                                Webber
             Interest
2/14/00      Shares of        50,000          6.25             7.03    Paine
             Beneficial                                                Webber
             Interest
2/15/00      Shares of        150,000         6.25             7.03    Paine
             Beneficial                                                Webber
             Interest
2/16/00      Shares of        50,000          6.25             7.03    Paine
             Beneficial                                                Webber
             Interest
2/17/00      Shares of        125,000         6.25             7.03    Paine
             Beneficial                                                Webber
             Interest
2/18/00      Shares of        50,000          6.25             7.04    Paine
             Beneficial                                                Webber
             Interest
2/22/00      Shares of        50,000          6.25             7.10    Paine
             Beneficial                                                Webber
             Interest
2/23/00      Shares of        50,000          6.25             7.08    Paine
             Beneficial                                                Webber
             Interest
2/24/00      Shares of        29,800          6.25             7.10    Paine
             Beneficial                                                Webber
             Interest
2/25/00      Shares of        50,000          6.25             7.09    Paine
             Beneficial                                                Webber
             Interest
2/28/00      Shares of        100,000         6.25             7.07    Paine
             Beneficial                                                Webber
             Interest
2/29/00      Shares of        150,000         6.25             7.07    Paine
             Beneficial                                                Webber
             Interest



Total Shares Repurchased:  1,171,400
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer